Investment securities	6 Months Ended
Jun. 30, 2016
Investment securities
15 Investment securities
end of	6M16	2015
Investment securities (CHF million)
Securities available-for-sale	2,236	2,698
Total investment securities	2,236	2,698
Investment securities by type
end of	6M16				2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
6M16 (CHF million)
Debt securities issued by foreign governments	1,287	38	0	1,325	1,292	30	0	1,322
Corporate debt securities	280	0	0	280	281	0	0	281
Residential mortgage-backed securities	515	0	0	515	750	0	0	750
Commercial mortgage-backed securities	29	0	0	29	259	0	0	259
Debt securities available-for-sale	2,111	38	0	2,149	2,582	30	0	2,612
Banks, trust and insurance companies	66	21	0	87	65	20	0	85
Industry and all other	0	0	0	0	1	0	0	1
Equity securities available-for-sale	66	21	0	87	66	20	0	86
Securities available-for-sale	2,177	59	0	2,236	2,648	50	0	2,698
There were no unrealized losses on investment securities in 6M16 and 6M15. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	6M16		6M15
	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	8	1	0	14
Realized gains	0	0	0	1
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M16 (CHF million)
Due within 1 year	269	269	0.18
Due from 1 to 5 years	1,298	1,336	0.80
Due from 5 to 10 years	0	0	0.00
Due after 10 years	544	544	5.45
Total debt securities	2,111	2,149	1.92